Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019	Aug. 31, 2018
Current
Cash	$ 763		$ 1,446	$ 384
Accounts receivable	268		287
Inventories	60		86
Other current assets	277		291
Current portion of contract assets	132		106
Total current assets	1,500		2,216
Investments in private entities	42		37
Property, plant and equipment	6,142		4,883
Other long-term assets	163		195
Deferred tax assets	1		4
Intangibles	7,997		7,979
Goodwill	280		280
Contract assets	40		52
Total assets	16,165		15,646
Current
Short-term borrowings	200		40	40
Accounts payable and accrued liabilities	999		1,015
Provisions (note 12)	101		224
Income taxes payable	57		82
Current portion of contract liabilities	211		223
Current portion of non-current borrowings	1		1,251
Current portion of lease liabilities	113	$ 113	0
Total current liabilities	1,688		2,835
Long-term debt	4,547		4,057
Lease liabilities	1,157	$ 1,211	0
Other long-term liabilities	72		75
Provisions (note 12)	80		79
Deferred credits	406		425
Contract liabilities	14		15
Deferred income tax liabilities	1,968		1,875
Total liabilities	9,932		9,361
Shareholders' equity
Common and preferred shareholders	6,233		6,282
Non-controlling interests in subsidiaries	0		3
Total equity	6,233		6,285	$ 5,970
Total equity and liabilities	$ 16,165		15,646
As reported [Member]
Current
Cash			1,446
Accounts receivable			287
Inventories			86
Other current assets			291
Current portion of contract assets			106
Total current assets			2,216
Investments in private entities			37
Property, plant and equipment			4,883
Other long-term assets			195
Deferred tax assets			4
Intangibles			7,979
Goodwill			280
Contract assets			52
Total assets			15,646
Current
Short-term borrowings			40
Accounts payable and accrued liabilities			1,015
Provisions (note 12)			224
Income taxes payable			82
Current portion of contract liabilities			223
Current portion of non-current borrowings			1,251
Current portion of lease liabilities			0
Total current liabilities			2,835
Long-term debt			4,057
Lease liabilities			0
Other long-term liabilities			75
Provisions (note 12)			79
Deferred credits			425
Contract liabilities			15
Deferred income tax liabilities			1,875
Total liabilities			9,361
Shareholders' equity
Common and preferred shareholders			6,282
Non-controlling interests in subsidiaries			3
Total equity			6,285
Total equity and liabilities			15,646
Increase Decrease Due To Changes In Accounting Policy Required By I F R Ss [Member]
Current
Cash			0
Accounts receivable			0
Inventories			0
Other current assets			(16)
Current portion of contract assets			0
Total current assets			(16)
Investments in private entities			0
Property, plant and equipment			1,338
Other long-term assets			0
Deferred tax assets			0
Intangibles			0
Goodwill			0
Contract assets			0
Total assets			1,322
Current
Short-term borrowings			0
Accounts payable and accrued liabilities			0
Provisions (note 12)			0
Income taxes payable			0
Current portion of contract liabilities			0
Current portion of non-current borrowings			0
Current portion of lease liabilities			113
Total current liabilities			113
Long-term debt			0
Lease liabilities			1,211
Other long-term liabilities			(2)
Provisions (note 12)			0
Deferred credits			0
Contract liabilities			0
Deferred income tax liabilities			0
Total liabilities			1,322
Shareholders' equity
Common and preferred shareholders			0
Non-controlling interests in subsidiaries			0
Total equity			0
Total equity and liabilities			1,322
Change in accounting policy [member]
Current
Cash			0
Accounts receivable			0
Inventories			0
Other current assets			0
Current portion of contract assets			0
Total current assets			0
Investments in private entities			0
Property, plant and equipment			0
Other long-term assets			0
Deferred tax assets			0
Intangibles			0
Goodwill			0
Contract assets			0
Total assets			0
Current
Short-term borrowings			0
Accounts payable and accrued liabilities			0
Provisions (note 12)			(5)
Income taxes payable			(11)
Current portion of contract liabilities			0
Current portion of non-current borrowings			0
Current portion of lease liabilities			0
Total current liabilities			(16)
Long-term debt			0
Lease liabilities			0
Other long-term liabilities			0
Provisions (note 12)			0
Deferred credits			0
Contract liabilities			0
Deferred income tax liabilities			38
Total liabilities			22
Shareholders' equity
Common and preferred shareholders			(22)
Non-controlling interests in subsidiaries			0
Total equity			(22)
Total equity and liabilities			0
Subsequent to transition [Member]
Current
Cash			1,446
Accounts receivable			287
Inventories			86
Other current assets			275
Current portion of contract assets			106
Total current assets			2,200
Investments in private entities			37
Property, plant and equipment			6,221
Other long-term assets			195
Deferred tax assets			4
Intangibles			7,979
Goodwill			280
Contract assets			52
Total assets			16,968
Current
Short-term borrowings			40
Accounts payable and accrued liabilities			1,015
Provisions (note 12)			219
Income taxes payable			71
Current portion of contract liabilities			223
Current portion of non-current borrowings			1,251
Current portion of lease liabilities			113
Total current liabilities			2,932
Long-term debt			4,057
Lease liabilities			1,211
Other long-term liabilities			73
Provisions (note 12)			79
Deferred credits			425
Contract liabilities			15
Deferred income tax liabilities			1,913
Total liabilities			10,705
Shareholders' equity
Common and preferred shareholders			6,260
Non-controlling interests in subsidiaries			3
Total equity			6,263
Total equity and liabilities			$ 16,968